Statutory Results - Dividends and Capital Contributions (Details) - USD ($) $ in Millions	Dec. 29, 2023	Jul. 06, 2023	Dec. 31, 2023
Statutory Accounting Practices [Line Items]
Statutory amount available for dividend payments without regulatory approval			$ 571
Talcott Resolution Life, Inc
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency		$ 95
TR Re
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency		$ 575
Talcott Life and Annuity Company (TLA)
Statutory Accounting Practices [Line Items]
Statutory amount available for dividend payments without regulatory approval			$ 429
Dividends paid with approval of regulatory agency	$ 36